Basis of Presentation and Significant Accounting Policies -Earnings Per Share Narrative (Details) - $ / shares		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description Of Business And Significant Accounting Policies [Line Items]
Basic loss per share of Class A Common Stock (in dollars per share)			$ (1.36)	$ 0	$ 0
Diluted loss per share of Class A Common Stock (in dollars per share)			$ (1.36)	$ 0	$ 0
Accrued dividend rate (in percent)			8.00%
Preferred Class A
Description Of Business And Significant Accounting Policies [Line Items]
Accrued dividend rate (in percent)			8.00%
AON LLC | Legacy AON Stockholders
Description Of Business And Significant Accounting Policies [Line Items]
Allocation of income to controlling and noncontrolling interests	80.80%	100.00%	67.80%		100.00%